Trade payables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Trade payables
23. Trade payables
The following table represents trade payables:

Trade payables	December 31,
in €‘000	2020	2021
License fee payables for capitalized sports data rights – non-current	144,651	316,576
Other trade payables – non-current	1,506	3,852

Trade payables non-current	146,157	320,428

License fee payables for capitalized sports data rights – current	94,574	124,789
Other trade payables and accrued expenses – current	36,895	25,223

Trade payables current	131,469	150,012

Total	277,626	470,440

License agreements which qualify as intangible assets are initially measured at cost. These costs are determined based on the present value of the license payments scheduled over the applicable binding period. As of December 31, 2020 and 2021, the carrying amount of license payments was €239,226 and €441,365, respectively.